THE LIPPER(TM)FUNDS, INC.
-------------------------------------------------------------------------------
                                         Lipper(TM) High Income Bond Fund

                                                       SEMI-Annual REPORT

                                                       June 30, 2000

                                TABLE OF CONTENTS



             Shareholder's Letter ...........................      1


             Portfolio of Investments .......................      3


             Statement of Assets and Liabilities ............      8


             Statement of Operations ........................      9


             Statement of Changes in Net Assets .............     10


             Financial Highlights ...........................     11


             Notes to Financial Statements ..................     14

THE LIPPER(TM) FUNDS, INC.                                   SEMI-ANNUAL REPORT
LIPPER(TM) HIGH INCOME BOND FUND                                  JUNE 30, 2000


Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the Lipper High Income Bond Fund for the six month period ended June 30, 2000. The Lipper High Income Bond Fund is one of three investment portfolios, together with the Lipper U.S. Equity Fund and the Lipper Prime Europe Equity Fund, which comprise The Lipper Funds, Inc. This report presents the financial statements and performance review of the Lipper High Income Bond Fund (the "Fund") for the six-month period ended June 30, 2000.

     The Lipper High Income Bond Fund seeks to achieve high total returns while preserving capital by investing in a diversified portfolio of quality, high yield, intermediate-term bonds rated BBB+ to B-. The Fund focuses exclusively on the U.S. high yield bond market. As of June 30, 2000, the portfolio consisted of 98 securities representing 32 industries. The average credit quality of the portfolio was BB. The Fund maintained an average maturity of 5.9 years and an effective duration of 3.8.

     The Fund seeks to manage credit risk and minimize interest rate risk through in-depth credit analysis, portfolio diversification and by investing in securities with short-to-intermediate term maturities. The Fund seeks to reduce default risk by investing in cash-pay bonds issued by companies with proven track records of established cash flow. Further, the Fund favors bonds that are senior in the capital structure. Due in part to this discipline, the Fund has never experienced a default with respect to any bond holding.

     During the month of June, the high yield bond market rallied, and the Lipper High Income Bond Fund generated a net return of 2.30%, outperforming most fixed income asset classes and its benchmark index. With interest rate concerns abating and a benign new issue calendar, the secondary market for high yield bonds improved dramatically. After two years of a bear market, it appears that the tide is finally beginning to turn for high yield bonds.

     Since June 1999, the Federal Reserve has raised interest rates six times, increasing the benchmark Federal funds rate 1.75% to 6.5%. In the aftermath of such rate increases, retail and auto sales fell in May and June, manufacturing activity declined for the fourth consecutive month in June, the Conference Board's index of leading economic indicators fell in May and U.S. businesses added fewer jobs than expected in June. With mounting evidence of an economic slowdown, the Federal Reserve decided to leave the Federal funds rate unchanged at 6.5% at the Federal Open Market Committee meeting on June 27-28. Although an additional increase in the overnight lending rate is possible at the Fed's August 22nd meeting, it appears that the U.S. economy is on track to achieve the "soft landing" desired by Federal Reserve policy-makers.

     With interest rate concerns abating and high yield bonds yielding in excess of 13%, demand for high yield bonds began to improve towards the end of the quarter, boosting both prices and total return. Not only are lower tier bonds trading at high yields, but BB-rated bonds are yielding in excess of 10%. Further, high yield bond spreads are unusually wide. On average, high yield bonds are trading at a spread of approximately 7.0% over Treasuries and BB-rated bonds are trading at a spread of approximately 4.3% over Treasuries. These spreads are the widest they have been since the fall of 1998 when Russia defaulted on its sovereign debt and financial markets around the world plummeted. Prior to 1998, spreads had not been this wide since 1990, when Drexel Burnham fell apart, leaving a temporary void in the high yield market place.

     With a majority of high yield bonds trading below par value, double digit yields and unusually wide spreads, demand for high yield bonds is increasing. So is this the time to invest in high yield bonds? We believe so. First, indicators continue to report evidence of an economic slowdown, reducing the likelihood of significant rate increases prior to the upcoming U.S. presidential election in November. Second, high current yields and wide spreads, combined with the prospect of more subdued equity returns, make high yield bonds extremely attractive. Third, once the Fed ceases increasing rates, demand should increase from both the CBO (collateralized bond obligation) market, which currently represents over 15% of the high yield market, and investors sitting on the sidelines with excess cash.

     As of June 30, 2000, the Lipper High Income Bond Fund had a yield to maturity of 10.3%. Considering that the Fund continues to collect the coupon on its underlying bonds, the investment adviser has never experienced a default with respect to any holding and the adviser expects bond prices to improve as the market strengthens, or, alternatively, as bonds approach maturity, the current situation creates enormous upside potential for investors. Further, the recent cooling off in the equity markets, if it continues, should be a positive for the high yield bond market. As market participants experience more subdued returns in the equity markets, we expect funds to flow back into fixed income products, benefiting high yield bonds in general and the Lipper High Income Bond Fund in particular.

     During the remainder of 2000, the Fund will continue to pursue its investment strategy of adding value by investing and trading issues which, based upon internal analysis, offer attractive yields compared to their official credit rating or market perceptions. Particularly, the portfolio manager will continue to focus on higher quality bonds that generate sufficient cash flow to cover interest expense and capital expenditures and maintain reasonable debt to cash flow ratios. We expect to maintain the Fund's stated average maturity and duration on the shorter end of the maturity spectrum, which currently offers greater relative value than longer dated paper.

     We hope you find the enclosed report informative. We appreciate your participation in the Lipper High Income Bond Fund.

                                           Sincerely,

                                           /S/ KENNETH LIPPER
                                           ----------------------------
                                           KENNETH LIPPER
                                           President and Chairman of the Board

                        LIPPER(TM) HIGH INCOME BOND FUND
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)


                                                                                  FACE AMOUNT         VALUE
                                                                                  -----------      ------------
CORPORATE BONDS (81.5%)

ADVERTISING & BROADCASTING (4.9%)
     The Ackerley Group, Inc. Series B 9.00%, 01/15/09 ....................        $  750,000      $   682,500
     Lamar Media Corp. 9.625%, 12/01/06 ...................................         1,000,000        1,007,500
     Outdoor Systems, Inc. 9.375%, 10/15/06 ...............................         1,000,000        1,020,000
     Salem Communications Corporation Series B 9.50%, 10/01/07 ............           750,000          708,750
     XM Satellite Radio Holdings Inc. 14.00%, 03/15/10 ....................           625,000          553,125
                                                                                                   -----------
                                                                                                   $ 3,971,875
                                                                                                   -----------
AEROSPACE/DEFENSE (1.4%)
     BE Aerospace Series B 8.00%, 03/01/08 ................................           625,000      $   531,250
     Sequa Corporation 9.00%, 08/01/09 ....................................           625,000          603,125
                                                                                                   -----------
                                                                                                   $ 1,134,375
                                                                                                   -----------
AUTO MANUFACTURING & RELATED (2.8%)
     Federal - Mogul Corporation 7.375%, 01/15/06 .........................         1,000,000      $   725,000
     Lear Corporation Series B 7.96%, 05/15/05 ............................           625,000          587,137
     Lear Seating Corporation 8.25%, 02/01/02 .............................           500,000          495,000
     Navistar International Corporation 8.00%, 02/01/08 ...................           500,000          462,500
                                                                                                   -----------
                                                                                                   $ 2,269,637
                                                                                                   -----------
BEVERAGES & BOTTLING (1.2%)
     Canandaigua Wine Company, Inc. 8.75%, 12/15/03 .......................         1,000,000      $   965,000
                                                                                                   -----------
CABLE/DISTRIBUTED ENTERTAINMENT (5.6%)
     Adelphia Communications Corporation 7.50%, 01/15/04 ..................         1,000,000      $   920,000
     Charter Communications Holdings, LLC 8.25%, 04/01/07 .................           625,000          556,250
     CSC Holdings, Inc. 9.25%, 11/01/05 ...................................         1,000,000        1,005,000
     Fox/Liberty Networks, LLC 8.875%, 08/15/07 ...........................         1,000,000          992,500
     Fundy Cable Ltd./Lee 11.00%, 11/15/05 ................................         1,000,000        1,066,250
                                                                                                   -----------
                                                                                                   $ 4,540,000
                                                                                                   -----------
CAPITAL GOODS, EQUIPMENT & OTHER MANUFACTURING (1.9%)
     American Standard Inc. 7.125%, 02/15/03 ..............................           875,000      $   837,813
     IDEX Corporation 6.875%, 02/15/08 ....................................           800,000          718,720
                                                                                                   -----------
                                                                                                   $ 1,556,533
                                                                                                   -----------
CHEMICALS (3.2%)
     Georgia Gulf Corporation 7.625%, 11/15/05 ............................         1,000,000      $   935,440
     Huntsman ICI Chemicals LLC 10.125%, 07/01/09 .........................           625,000          631,250
     Lyondell Chemical Company 9.625%, 05/01/07 ...........................           500,000          497,500
     Lyondell Chemical Company (Arco Chemical Co.) 9.90%, 11/01/00 ........           500,000          502,500
                                                                                                   -----------
                                                                                                   $ 2,566,690
                                                                                                   -----------
COMMERCIAL SERVICES (1.1%)
     Iron Mountain Incorporated 8.75%, 09/30/09 ...........................         1,000,000      $   917,500
                                                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)


                                                                                  FACE AMOUNT         VALUE
                                                                                  -----------      ------------
CONSUMER PRODUCTS (2.8%)
     *Jostens, Inc. 12.75%, 05/01/10 ......................................        $  500,000      $   497,500
      The Selmer Company, Inc. 11.00%, 05/15/05 ...........................           775,000          802,125
     *The Scotts Company 8.625%, 01/15/09 .................................         1,000,000          955,000
                                                                                                   -----------
                                                                                                   $ 2,254,625
                                                                                                   -----------
ELECTRIC UTILITIES & POWER (4.0%)
     The AES Corporation 8.375%, 08/15/07 .................................           625,000      $   573,438
     Calpine Corporation 7.625%, 04/15/06 .................................         1,000,000          955,000
     CMS Energy Corporation 6.75%, 01/15/04 ...............................           750,000          700,732
     Congentrix Energy, Inc. 8.10%, 03/15/04 ..............................         1,000,000          969,470
                                                                                                   -----------
                                                                                                   $ 3,198,640
                                                                                                   -----------
ELECTRICAL EQUIPMENT (2.0%)
     Ametek, Inc. 7.20%, 07/15/08 .........................................         1,000,000      $   909,770
     Amphenol Corporation 9.875%, 05/15/07 ................................           670,000          680,050
                                                                                                   -----------
                                                                                                   $ 1,589,820
                                                                                                   -----------
ENERGY (6.3%)
     Ferrellgas Partners, L.P. Series B 9.375%, 06/15/06 ..................           875,000      $   848,750
     Gulf Canada Resources Limited 9.25%, 01/15/04 ........................         1,000,000        1,014,170
     Nuevo Energy Company Series B 9.50%, 06/01/08 ........................           500,000          495,000
     Pioneer Natural Resources Company 9.625%, 04/01/10 ...................           750,000          780,000
     Seagull Energy Corporation 8.625%, 08/01/05 ..........................           950,000          926,250
     Vintage Petroleum, Inc. 9.00%, 12/15/05 ..............................         1,000,000        1,000,000
                                                                                                   -----------
                                                                                                   $ 5,064,170
                                                                                                   -----------
ENTERTAINMENT (1.2%)
     Premier Parks Inc. 9.25%, 04/01/06 ...................................           500,000      $   476,250
     Six Flags Entertainment Corporation 8.875%, 04/01/06 .................           500,000          480,000
                                                                                                   -----------
                                                                                                   $   956,250
                                                                                                   -----------
ENVIRONMENTAL SERVICES (1.0%)
     Allied Waste North America, Inc. Series B 7.375%, 01/01/04 ...........           500,000      $   445,000
     Allied Waste North America, Inc. Series B 7.625%, 01/01/06 ...........           375,000          328,125
                                                                                                   -----------
                                                                                                   $   773,125
                                                                                                   -----------
FINANCIAL INSTITUTIONS (1.1%)
     Navistar Financial Corporation Series B 9.00%, 06/01/02 ..............           375,000      $   375,000
     RBF Finance Co. 11.375%, 03/15/09 ....................................           500,000          542,500
                                                                                                   -----------
                                                                                                   $   917,500
                                                                                                   -----------
FOOD & FOOD SERVICES (2.1%)
     Keebler Corporation 10.75%, 07/01/06 .................................         1,030,000      $ 1,086,650
     SC International Services, Inc. Series B 9.25%, 09/01/07 .............           625,000          578,125
                                                                                                   -----------
                                                                                                   $ 1,664,775
                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)


                                                                                  FACE AMOUNT         VALUE
                                                                                  -----------      ------------
HEALTHCARE SERVICES & RELATED (3.3%)
     Columbia / HCA Healthcare Corporation 6.91%, 06/15/05 ................       $   750,000      $   685,905
     Quorum Health Group, Inc. 8.75%, 11/01/05 ............................         1,000,000          955,000
     Tenet Healthcare Corporation 8.625%, 01/15/07 ........................         1,000,000          962,500
                                                                                                   -----------
                                                                                                   $ 2,603,405
                                                                                                   -----------
HOMEBUILDING & BUILDING MATERIALS (3.9%)
     D.R. Horton, Inc. 8.375%, 06/15/04 ...................................           575,000      $   543,375
     Dayton Superior Corporation 13.00%, 06/15/09 .........................           500,000          496,250
     Kaufman and Broad Home Corporation 9.375%, 05/01/03 ..................           750,000          746,250
     Nortek, Inc. 9.875%, 03/01/04 ........................................           675,000          646,312
     NVR, Inc. 8.00%, 06/01/05 ............................................           750,000          693,750
                                                                                                   -----------
                                                                                                   $ 3,125,937
                                                                                                   -----------
HOTELS (0.9%)
     HMH Properties Inc. Series A 7.875%, 08/01/05 ........................           750,000      $   693,750
                                                                                                   -----------
METALS (2.5%)
     AK Steel Corporation 9.125%, 12/15/06 ................................         1,000,000      $   965,000
     Ryerson Tull, Inc 9.125%, 07/15/06 ...................................           500,000          527,277
     Ryerson Tull, Inc. 8.50%, 07/15/01 ...................................           500,000          497,940
                                                                                                   -----------
                                                                                                   $ 1,990,217
                                                                                                   -----------
OILFIELD SERVICES (3.0%)
     Pride Petroleum Services, Inc. 9.375%, 05/01/07 ......................         1,000,000      $ 1,005,000
     Tuboscope Inc. 7.50%, 02/15/08 .......................................           750,000          682,042
     Veritas DGC Inc. 9.75%, 10/15/03 .....................................           750,000          763,125
                                                                                                   -----------
                                                                                                   $ 2,450,167
                                                                                                   -----------
PACKAGING (1.6%)
     Ball Corporation 7.75%, 08/01/06 .....................................           750,000      $   705,000
     Owens-Illinois,  Inc. 7.85%, 05/15/04 ................................           625,000          595,931
                                                                                                   -----------
                                                                                                   $ 1,300,931
                                                                                                   -----------
PAPER & FOREST PRODUCTS (5.8%)
     Boise Cascade Corporation 9.85%, 06/15/02 ............................         1,000,000      $ 1,028,590
     Buckeye Cellulose Corporation 8.50%, 12/15/05 ........................           875,000          844,375
     Container Corporation of America Series A 11.25%, 05/01/04 ...........         1,000,000        1,020,000
     Packaging Corp. of America 9.625%, 04/01/09 ..........................           750,000          750,938
     Tembec Finance Corporation 9.875%, 09/30/05 ..........................         1,000,000        1,013,750
                                                                                                   -----------
                                                                                                   $ 4,657,653
                                                                                                   -----------
PRINTING (0.6%)
     World  Color Press, Inc. 7.75%, 02/15/09 .............................           500,000      $   469,175
                                                                                                   -----------
PUBLISHING (1.8%)
     Hollinger International Inc. 9.25%, 02/01/06 .........................         1,000,000      $   975,000
     K-III Communications Corporation 10.25%, 06/01/04 ....................           500,000          507,500
                                                                                                   -----------
                                                                                                   $ 1,482,500
                                                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)


                                                                                  FACE AMOUNT         VALUE
                                                                                  -----------      ------------
RETAILERS (1.3%)
     The Southland Corp. 5.00%, 12/15/03 ..................................        $  750,000      $   645,938
     The Southland Corp. Series A 4.50%, 06/15/04 .........................           500,000          403,125
                                                                                                   -----------
                                                                                                   $ 1,049,063
                                                                                                   -----------
TELECOMMUNICATIONS (8.6%)
     Hermes Europe Railtel B.V. 10.375%, 01/15/09 .........................           750,000      $   626,250
     Intermedia Communications Inc. Series B 8.875%, 11/01/07 .............         1,000,000          942,500
     Level 3 Communications, Inc. 9.125%, 05/01/08 ........................           750,000          676,875
     McLeod USA Incorporated 8.125%, 02/15/09 .............................           750,000          678,750
     Metromedia Fiber Network, Inc. 10.00%, 12/15/09 ......................         1,000,000          985,000
     PSINet Inc. Series B 10.00%, 02/15/05 ................................           775,000          720,750
     Qwest Communications International Inc. 7.25%, 11/01/08 ..............           625,000          596,094
     Williams Communication Group, Inc. 10.70%, 10/01/07 ..................           750,000          746,250
    *Winstar Communications, Inc. 12.50%, 04/15/08 ........................         1,000,000          980,000
                                                                                                   -----------
                                                                                                   $ 6,952,469
                                                                                                   -----------
TELECOMMUNICATIONS (WIRELESS) (3.0%)
     Crown Castle International Corp. 10.75%, 08/01/11 ....................           500,000      $   510,000
     Nextel Communications, Inc. 9.375%, 11/15/09 .........................           675,000          651,375
     Rogers Cantel Inc. 8.80%, 10/01/07 ...................................           750,000          750,000
     Voicestream Wireless Corporation 10.375%, 11/15/09 ...................           500,000          522,500
                                                                                                   -----------
                                                                                                   $ 2,433,875
                                                                                                   -----------
TEXTILE/APPAREL MANUFACTURING (1.6%)
     Interface, Inc. 7.30%, 04/01/08 ......................................           875,000      $   686,875
     Levi Strauss & Co. 6.80%, 11/01/03 ...................................           625,000          603,437
                                                                                                   -----------
                                                                                                   $ 1,290,312
                                                                                                   -----------
TRANSPORTATION (1.0%)
     Sea Containers Ltd. Series A 12.50%, 12/01/04 ........................         1,000,000      $   825,000
                                                                                                   -----------
TOTAL CORPORATE BONDS (COST $67,868,635)                                                           $65,664,969
                                                                                                   -----------
CONVERTIBLE BONDS (7.7%)

AUTO MANUFACTURING & RELATED (1.0%)
     Mascotech, Inc. 4.50%, 12/15/03 ......................................         1,000,000      $   760,000
                                                                                                   -----------
CAPITAL GOODS, EQUIPMENT & OTHER MANUFACTURING (1.2%)
    *Thermo Electron Corporation 4.25%, 01/01/03 ..........................         1,000,000      $   923,700
                                                                                                   -----------
HEALTHCARE SERVICES & RELATED (2.7%)
     HEALTHSOUTH Corporation 3.25%, 04/01/03 ..............................         1,000,000      $   801,250
     Omnicare, Inc. 5.00%, 12/01/07 .......................................         1,000,000          680,780
     Sunrise Assisted Living, Inc. 5.50%, 06/15/02 ........................           875,000          755,729
                                                                                                   -----------
                                                                                                   $ 2,237,759
                                                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)


                                                                                  FACE AMOUNT         VALUE
                                                                                  -----------      ------------
HOTELS (1.0%)
     Hilton Hotels Corporation 5.00%, 05/15/06 ............................        $1,000,000      $   800,000
                                                                                                   -----------
METALS (0.8%)
     Magna International Incoporated 4.875%, 02/15/05 .....................           750,000      $   682,395
                                                                                                   -----------
PRINTING (1.0%)
     Mail-Well Inc. 5.00%, 11/01/02 .......................................         1,000,000      $   833,000
                                                                                                   -----------
TOTAL CONVERTIBLE BONDS (COST $6,467,645)                                                          $ 6,236,854
                                                                                                   -----------
SHORT-TERM INVESTMENTS (9.0%)

REPURCHASE AGREEMENTS (9.0%)
     Chase Securities, Inc., 6.15%, dated 06/30/00, due 07/3/00, to be repurchased at $7,213,695, collateralized by $5,690,000,
       U.S. Treasury Notes, 8.75%, due 5/15/00 (Cost $7,210,000) ..........         7,210,000      $ 7,210,000
                                                                                                   -----------
TOTAL INVESTMENTS (98.2%) (COST $81,546,280) ..............................                        $79,111,823
                                                                                                   -----------
OTHER ASSETS AND LIABILITIES (1.8%) .......................................                          1,489,716
TOTAL NET ASSETS (100%) ...................................................                        $80,601,539
                                                                                                   ===========

-----------

     *Rule 144A security. Certain conditions for public sale may exist.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $81,546,280) ..........................................          $ 79,111,823
   Cash ..............................................................................               528,865
   Receivable for Investments Sold ...................................................             1,511,250
   Interest Receivable ...............................................................             1,482,524
   Receivable for Fund Shares Sold ...................................................               216,422
   Deferred Organization Costs .......................................................                15,480
   Prepaid Assets ....................................................................                   303
                                                                                                ------------
         TOTAL ASSETS ................................................................          $ 82,866,667
                                                                                                ------------
LIABILITIES:
   Payable for Investments Purchased .................................................          $  2,018,750
   Investment Advisory Fees Payable ..................................................                68,536
   Payable for Fund Shares Redeemed ..................................................                65,673
   Administrative Fees Payable .......................................................                42,557
   Distribution Fees Payable--Retail Shares ..........................................                11,480
   Shareholder Servicing Fees Payable--Group Retirement Plan Shares ..................                 5,473
   Directors' Fees Payable ...........................................................                 3,435
   Other Liabilities .................................................................                49,224
                                                                                                ------------
         TOTAL LIABILITIES ...........................................................          $  2,265,128
                                                                                                ------------
   NET ASSETS ........................................................................          $ 80,601,539
                                                                                                ============
NET ASSETS CONSIST OF:
   Paid in Capital ...................................................................          $ 86,707,392
   Undistributed Net Investment Income ...............................................               568,982
   Accumulated Net Realized Loss .....................................................            (4,240,378)
   Unrealized Depreciation on Investments ............................................            (2,434,457)
                                                                                                ------------
                                                                                                $ 80,601,539
                                                                                                ============
PREMIER SHARES:
   Net Assets                                                                                   $ 71,262,386
   Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ........             7,814,237
   Net Asset Value, Offering and Redemption Price Per Share ..........................                 $9.12
                                                                                                ============
RETAIL SHARES:
   Net Assets ........................................................................          $  5,912,871
   Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ........               647,112
   Net Asset Value, Offering and Redemption Price Per Share ..........................                 $9.14
                                                                                                ============
GROUP RETIREMENT PLAN SHARES:
   Net Assets ........................................................................          $  3,426,282
   Shares Issued and Outstanding ($.001 par value) (Authorized 3,333,333,333) ........               375,971
   Net Asset Value, Offering and Redemption Price Per Share ..........................                 $9.11
                                                                                                ============


    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                             STATEMENT OF OPERATIONS
            FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME
  Interest .....................................................................                   $ 3,494,791
                                                                                                   -----------
EXPENSES
  Investment Advisory Fees
    Basic Fee ..................................................................       $280,870
    Less: Fee Waived ...........................................................        (74,874)   $   205,996
                                                                                       --------
  Administrative Fees ..........................................................                        99,002
  Registration and Filing Fees .................................................                        15,614
  Professional Fees ............................................................                        14,134
  Distribution Fees--Retail Shares .............................................                        12,809
  Amortization of Organization Costs ...........................................                         8,747
  Custodian Fees ...............................................................                         6,869
  Directors' Fees ..............................................................                         6,412
  Shareholder Servicing Fees--Group Retirement Plan Shares .....................                         4,455
  Other Expenses ...............................................................                        24,867
                                                                                                   -----------
    Total Expenses .............................................................                   $   398,905
                                                                                                   -----------
        NET INVESTMENT INCOME ..................................................                   $ 3,095,886
                                                                                                   -----------
NET REALIZED LOSS FROM:
  Investments sold .............................................................                   $(1,146,903)
                                                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION:
  Investments ..................................................................                   $  (176,128)
                                                                                                   -----------
TOTAL NET REALIZED LOSS AND NET CHANGE IN
  UNREALIZED APPRECIATION/DEPRECIATION .........................................                   $(1,323,031)
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................                   $ 1,772,855
                                                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   SIX MONTH
                                                                                 PERIOD ENDED
                                                                                 JUNE 30, 2000     YEAR ENDED
                                                                                  (UNAUDITED)   DECEMBER 31, 1999
                                                                                 -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Investment Income ....................................................     $  3,095,886     $  6,795,032
  Net Realized Loss ........................................................       (1,146,903)      (1,020,788)
  Net Change in Unrealized Appreciation/Depreciation .......................         (176,128)      (2,113,011)
                                                                                 ------------     ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................     $  1,772,855     $  3,661,233
                                                                                 ------------     ------------
DISTRIBUTIONS:

PREMIER SHARES:
  From net investment income ...............................................     $ (2,238,070)    $ (5,890,520)
RETAIL SHARES:
  From net investment income ...............................................         (181,076)        (518,850)
GROUP RETIREMENT PLAN SHARES:
  From net investment income ...............................................         (113,535)        (398,342)
                                                                                 ------------     ------------
      TOTAL  DISTRIBUTIONS .................................................     $ (2,532,681)    $ (6,807,712)
                                                                                 ------------     ------------
CAPITAL SHARE TRANSACTIONS (NOTES G AND H):
PREMIER SHARES:
  Issued--Regular ..........................................................     $ 13,630,210     $ 10,414,241
        --Distributions Reinvested .........................................        1,709,720        4,727,285
  Redeemed .................................................................       (9,582,899)     (31,982,397)
                                                                                 ------------     ------------
               Net Increase (Decrease) in Premier Shares Transactions ......     $  5,757,031     $(16,840,871)
                                                                                 ------------     ------------
RETAIL SHARES:
  Issued--Regular ..........................................................     $    689,931     $  4,256,820
        --Distributions Reinvested .........................................          171,494          491,383
  Redeemed .................................................................       (1,073,418)      (4,232,591)
                                                                                 ------------     ------------
               Net Increase (Decrease) in Retail Shares Transactions .......     $   (211,993)    $    515,612
                                                                                 ------------     ------------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular ..........................................................     $    465,538     $  1,273,417
        --Distributions Reinvested .........................................          114,326          388,408
  Redeemed .................................................................         (658,915)      (2,421,558)
                                                                                 ------------     ------------
                Net Decrease in Group Retirement Plan Shares Transaction ...     $    (79,051)    $   (759,733)
                                                                                 ------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .........................................................     $  5,465,987     $(17,084,992)
                                                                                 ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................................     $  4,706,161     $(20,231,471)
                                                                                 ------------     ------------
NET ASSETS:

  Beginning of Period ......................................................     $ 75,895,378     $ 96,126,849
                                                                                 ------------     ------------
  End of Period (A) ........................................................     $ 80,601,539     $ 75,895,378
                                                                                 ============     ============
-------------
(A) Includes undistributed net investment income ...........................     $    568,982     $      5,777
                                                                                 ============     ============

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                              FINANCIAL HIGHLIGHTS
                                 PREMIER SHARES

                      SELECTED PER SHARE DATA & RATIOS (3)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTH
                                           PERIOD ENDED                                                             APRIL 1, 1996**
                                           JUNE 30, 2000     YEAR ENDED        YEAR ENDED         YEAR ENDED               TO
                                            (UNAUDITED)   DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997  DECEMBER 31, 1996
                                           -------------  -----------------  -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period ....     $ 9.22           $ 9.57             $10.11             $10.18             $10.00
                                              ------           ------             ------             ------             ------
Income From Investment Operations:
  Net Investment Income (1) .............       0.43             0.74               0.84               0.91               0.68
  Net Realized and Unrealized
    Gain/(Loss) on Investments ..........      (0.16)           (0.35)             (0.48)              0.19               0.21
                                              ------           ------             ------             ------             ------
      Total From Investment Operations ..       0.27             0.39               0.36               1.10               0.89
                                              ------           ------             ------             ------             ------
Distributions:
  Net Investment Income .................      (0.37)           (0.74)             (0.86)             (0.91)             (0.68)
  In Excess of Net Investment Income ....         --               --                 --+                --                 --
  Net Realized Gain .....................         --               --              (0.04)             (0.26)             (0.03)
                                              ------           ------             ------             ------             ------
      Total Distributions ...............      (0.37)           (0.74)             (0.90)             (1.17)             (0.71)
                                              ------           ------             ------             ------             ------
Net Asset Value, End of Period ..........     $ 9.12           $ 9.22             $ 9.57             $10.11             $10.18
                                              ======           ======             ======             ======             ======
Total Return (2) ........................       2.26%            4.20%              3.61%             11.22%              9.23%
                                              ======           ======             ======             ======             ======
Ratios and Supplemental Data:
Net Assets, End of Period (000's) .......    $71,262          $66,163            $85,662            $85,151           $102,945
Ratios After Expense Waiver and/or
  Reimbursement:
    Expenses to Average Net Assets ......       1.00%*           1.00%              1.00%              1.00%              1.00%*
    Net Investment Income
      to Average Net Assets .............       8.05%*           7.72%              8.50%              8.58%              9.01%*
Ratios Before Expense Waiver and/or
  Reimbursement:
    Expenses to Average Net Assets ......       1.18%*           1.15%              1.15%              1.16%              1.27%*
    Net Investment Income
      to Average Net Assets .............       7.87%*           7.56%              8.35%              8.42%              8.74%*
Portfolio Turnover Rate .................         87%             103%               110%               105%                74%


-----------

 *   Annualized.

**   Commencement of Fund operations.

 +   Amount represents less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                            WAIVER/REIMBURSEMENT
     PERIOD                                                      (PER SHARE)
     ------                                                 --------------------
     Six Month Period Ended June 30, 2000 (Unaudited) ....          $0.01
     Year Ended December 31, 1999 ........................          $0.02
     Year Ended December 31, 1998 ........................          $0.01
     Year Ended December 31, 1997 ........................          $0.02
     Period Ended December 31, 1996 ......................          $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown. Total returns for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                              FINANCIAL HIGHLIGHTS
                                  RETAIL SHARES

                      SELECTED PER SHARE DATA & RATIOS (3)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTH
                                           PERIOD ENDED                                                            APRIL 11, 1996**
                                           JUNE 30, 2000     YEAR ENDED         YEAR ENDED         YEAR ENDED             TO
                                            (UNAUDITED)   DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997  DECEMBER 31, 1996
                                           -------------  -----------------  -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period          $ 9.21           $ 9.57             $10.11             $10.18             $ 9.91
                                              ------           ------             ------             ------             ------
Income From Investment Operations:
  Net Investment Income (1)                     0.42             0.73               0.82               0.84               0.62
  Net Realized and Unrealized Gain/
    (Loss) on Investments                      (0.14)           (0.37)             (0.49)              0.23               0.34
                                              ------           ------             ------             ------             ------
      Total From Investment Operations          0.28             0.36               0.33               1.07               0.96
                                              ------           ------             ------             ------             ------
Distributions:

  Net Investment Income                        (0.35)           (0.72)             (0.83)             (0.88)             (0.66)
  In Excess of Net Investment Income              --               --                 --+                --                 --
  Net Realized Gain                               --               --              (0.04)             (0.26)             (0.03)
                                              ------           ------             ------             ------             ------
      Total Distributions                      (0.35)           (0.72)             (0.87)             (1.14)             (0.69)
                                              ------           ------             ------             ------             ------
Net Asset Value, End of Period                $ 9.14           $ 9.21             $ 9.57             $10.11             $10.18
                                              ======           ======             ======             ======             ======
Total Return (2)                                2.48%            3.84%              3.36%             10.97%             10.04%
                                              ======           ======             ======             ======             ======
Ratios and Supplemental Data:
Net Assets, End of Period (000's)             $5,913           $6,187             $5,950             $4,697               $845
Ratios After Expense Waiver and/or
  Reimbursement:
    Expenses to Average Net Assets              1.25%*           1.25%              1.25%              1.25%              1.25%*
    Net Investment Income
      to Average Net Assets                     7.77%*           7.48%              8.12%              8.31%              8.95%*
Ratios Before Expense Waiver and/or
  Reimbursement:
    Expenses to Average Net Assets              1.60%*           1.40%              1.40%              1.41%              1.59%*
    Net Investment Income
      to Average Net Assets                     7.43%*           7.32%              7.97%              8.15%              8.61%*
Portfolio Turnover Rate                           87%             103%               110%               105%                74%


-----------

 *   Annualized.

**   Initial offering of shares by the Fund.

 +   Amount represents less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                            WAIVER/REIMBURSEMENT
     PERIOD                                                      (PER SHARE)
     ------                                                 --------------------

     Six Month Period Ended June 30, 2000 (Unaudited) ......       $0.01
     Year Ended December 31, 1999 ..........................       $0.02
     Year Ended December 31, 1998 ..........................       $0.01
     Year Ended December 31, 1997 ..........................       $0.02
     Period Ended December 31, 1996 ........................       $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown. Total returns for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                              FINANCIAL HIGHLIGHTS
                             GROUP RETIREMENT SHARES

                      SELECTED PER SHARE DATA & RATIOS (3)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTH
                                           PERIOD ENDED                                                            APRIL 12, 1996**
                                           JUNE 30, 2000     YEAR ENDED         YEAR ENDED         YEAR ENDED             TO
                                            (UNAUDITED)   DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997  DECEMBER 31, 1996
                                           -------------  -----------------  -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period          $ 9.21           $ 9.57             $10.11             $10.18             $ 9.93
                                              ------           ------             ------             ------             ------
Income From Investment Operations:
  Net Investment Income (1)                     0.42             0.72               0.80               0.85               0.62
  Net Realized and Unrealized Gain/
    (Loss) on Investments                      (0.17)           (0.36)             (0.47)              0.22               0.32
                                              ------           ------             ------             ------             ------
      Total From Investment Operations          0.25             0.36               0.33               1.07               0.94
                                              ------           ------             ------             ------             ------
Distributions:
  Net Investment Income                        (0.35)           (0.72)             (0.83)             (0.88)             (0.66)
  In Excess of Net Investment Income              --               --                 --+                --                 --
  Net Realized Gain                               --               --              (0.04)             (0.26)             (0.03)
                                              ------           ------             ------             ------             ------
      Total Distributions                      (0.35)           (0.72)             (0.87)             (1.14)             (0.69)
                                              ------           ------             ------             ------             ------
Net Asset Value, End of Period                $ 9.11           $ 9.21             $ 9.57             $10.11             $10.18
                                              ======           ======             ======             ======             ======
Total Return (2)                                0.00%            3.84%              3.37%             10.96%              9.78%
                                              ======           ======             ======             ======             ======
Ratios and Supplemental Data:

Net Assets, End of Period (000's)             $3,426           $3,545             $4,515             $3,518             $2,198
Ratios After Expense Waiver and/or
  Reimbursement:

    Expenses to Average Net Assets              1.25%*           1.25%              1.25%              1.25%              1.25%*
    Net Investment Income
      to Average Net Assets                     7.82%*           7.49%              8.13%              8.32%              8.91%*
Ratios Before Expense Waiver and/or
  Reimbursement:

    Expenses to Average Net Assets              1.45%*           1.40%              1.40%              1.41%              1.55%*
    Net Investment Income
      to Average Net Assets                     7.63%*           7.33%              7.98%              8.16%              8.61%*
Portfolio Turnover Rate                           87%             103%               110%               105%                74%


---------------

 *   Annualized.

**   Initial offering of shares by the Fund.

 +   Amount represents less than $0.01 per share.

(1) Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                            WAIVER/REIMBURSEMENT
     PERIOD                                                      (PER SHARE)
     ------                                                 --------------------
     Six Month Period Ended June 30, 2000 (Unaudited) .....         $0.01
     Year Ended December 31, 1999 .........................         $0.02
     Year Ended December 31, 1998 .........................         $0.01
     Year Ended December 31, 1997 .........................         $0.02
     Period Ended December 31, 1996 .......................         $0.02

(2) Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the periods shown. Total returns for periods of less than one year are not annualized.

(3) The per share data shown does not reflect adjustments to undistributed net investment income due to book/tax differences.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER(TM) HIGH INCOME BOND FUND
                         NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2000, the Company was comprised of three diversified portfolios: the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund, and the Lipper Prime Europe Equity Fund. These financial statements pertain to the Lipper High Income Bond Fund only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in three classes: Premier Shares, Retail Shares and Group Retirement Plan Shares. The Lipper High Income Bond Fund (the "Fund") was funded as a registered investment company on April 1, 1996 with a contribution of securities from a corresponding limited partnership (see Note G).

     The Lipper High Income Bond Fund seeks high total returns consistent with capital preservation by investing primarily in high yield securities with maturities of 10 years or less.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

     At June 30, 2000 the cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                    NET
           COST          APPRECIATION      (DEPRECIATION)      APPRECIATION
        -----------      ------------      --------------      ------------
        $81,546,280        $455,207         $(2,889,664)       $(2,434,457)

     3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which it lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income monthly. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs, post-October losses and losses due to wash sales transactions.

                        LIPPER(TM) HIGH INCOME BOND FUND
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                                   (UNAUDITED)

     Permanent book and tax differences between U.S. federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed or distributions in excess of net investment income (loss), undistributed realized net gain (loss) and paid in capital. Such adjustments are not included for the purpose of calculating the financial highlights.

     5. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more thanthe following:

                                                         GROUP RETIREMENT
                PREMIER SHARES       RETAIL SHARES         PLAN SHARES
                --------------       -------------      ----------------
                     1.00%                1.25%               1.25%

C. ADMINISTRATIVE SERVICES: Chase Global Funds Services Company, a wholly owned subsidiary of The Chase Manhattan Bank ("Chase"), serves as the Company's administrator (the "Administrator") pursuant to an Administrative Agreement. Under the Administrative Agreement, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of 0.20% of the Company's average daily net assets up to and including $200 million; 0.10% of the Company's average daily net assets in excess of $200 million up to and including $400 million and 0.05% of the Company's average daily net assets in excess of $400 million. The Fund is subject to a minimum annual fee of $70,000 per year. Under a separate agreement, Chase also serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of up to 0.25% of the average daily net assets of such Fund's Retail Shares. The Company has entered into shareholder servicing agreements with respect to the Fund's Group Retirement Plan Shares. Under such servicing agreements, each servicing agent will be entitled to receive from the net assets of the Fund's Group Retirement Plan Shares, an annual servicing fee of up to 0.25% of the average daily net assets of such Fund's Group Retirement Plan Shares for certain support services which supplement the services provided by the Company's administrator and transfer agent.

E. DIRECTORS' FEES: The Company pays each Director who is not a director, officer or employee of the Adviser or any of its affiliates, a fee of $8,000 per annum plus $500 per quarterly meeting attended and reimbursements for expenses incurred in attending Board meetings.

                        LIPPER(TM) HIGH INCOME BOND FUND
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                                   (UNAUDITED)


F. PURCHASES AND SALES: For the six months ended June 30, 2000, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                        PURCHASES                  SALES
                       -----------              -----------
                       $30,395,942              $30,413,665

     There were no long-term purchases or sales of U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (a "Partnership") for which Lipper & Company, L.P., an affiliate of the Adviser acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership (the "Transfer"). Premier Shares issued by the Fund in the Transfer were issued at the net asset value of Premier Shares prior to the Transfer. Premier Shares received in the Transfer have been distributed to the Partnership's limited partners who elected to participate in the Transfer. Securities valued at $74,518,234 at the date of Transfer with unrealized appreciation of $337,368 were contributed to the Fund on a tax-free basis. To the extent that the Fund acquired securities in the Transfer that had appreciated in value from the date originally acquired by its corresponding Partnership, the Transfer may have adverse tax consequences to investors who subsequently acquire shares of the Fund.

H. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:


                                                             SIX MONTH
                                                           PERIOD ENDED
                                                           JUNE 30, 2000         YEAR ENDED
                                                            (UNAUDITED)       DECEMBER 31, 1999
                                                           -------------      -----------------
PREMIER SHARES:
  Issued--Regular ..................................        1,499,431            1,093,926
          Distributions Reinvested .................          189,362              499,280
  Redeemed .........................................       (1,053,876)          (3,360,531)
                                                           ----------           ----------
      Net Increase (Decrease) ......................          634,917           (1,767,325)
                                                           ----------           ----------
RETAIL SHARES:
  Issued--Regular ..................................           74,634              444,466
          Distributions Reinvested .................           18,985               51,985
  Redeemed .........................................         (118,183)            (446,644)
                                                           ----------           ----------
      Net Increase (Decrease) ......................          (24,564)              49,807
                                                           ----------           ----------
GROUP RETIREMENT PLAN SHARES:
  Issued--Regular ..................................           50,943              134,102
          Distributions Reinvested .................           12,669               41,101
  Redeemed .........................................          (72,591)            (262,245)
                                                           ----------           ----------
      Net Decrease .................................           (8,979)             (87,042)
                                                           ----------           ----------

I. OTHER: At June 30, 2000, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares for the Fund was as follows:

                                                 NO. OF                 %
                                              SHAREHOLDERS          OWNERSHIP
                                              ------------          ---------
            Premier Shares ................         1                 10.1%
            Group Retirement Shares .......         3                 87.7%

     Transactions by shareholders having a significant ownership percentage of the Fund could have an impact on other shareholders of the Fund.

     The Fund currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than do higher rated securities.

     The Company has a $20 million line of credit with Chase which is available to meet temporary cash needs of the the Company. The Company pays a commitment fee for this line of credit.

          INVESTMENT ADVISER:         LIPPER & COMPANY, L.L.C.

          ADMINISTRATOR AND           CHASE GLOBAL FUNDS
          TRANSFER AGENT:             SERVICES COMPANY

          DISTRIBUTOR:                LIPPER & COMPANY, L.P.

          CUSTODIAN:                  THE CHASE MANHATTAN BANK

          LEGAL COUNSEL:              SIMPSON THACHER & BARTLETT

          INDEPENDENT ACCOUNTANTS:    PRICEWATERHOUSECOOPERS LLP

          BOARD OF DIRECTORS:         KENNETH LIPPER
                                      -----------------------------------
                                      Chairman of the Board and President
                                        The Lipper Funds, Inc.
                                      Chairman of the Board and President
                                        Lipper & Company

                                      ABRAHAM BIDERMAN
                                      -----------------------------------
                                      Executive Vice President
                                      Secretary and Treasurer
                                        The Lipper Funds, Inc.
                                      Executive Vice President
                                        Lipper & Company

                                      STANLEY BREZENOFF
                                      -----------------------------------
                                      Chief Executive Officer
                                        Maimonides Medical Center

                                      MARTIN MALTZ
                                      -----------------------------------
                                      Principal Scientist
                                        Xerox Corporation

                                      IRWIN RUSSELL
                                      -----------------------------------
                                      Attorney
                                        Law Offices of Irwin E. Russell
                                      Director
                                        The Walt Disney Company

          TICKER SYMBOLS:

              Premier Shares:                 LHIBX
              Retail Shares:                  LHIRX
              Group Retirement Plan Shares:   LHIGX

          For more complete information concerning The Lipper Funds, Inc., including a prospectus, please call 1-800-LIPPER9, visit The Lipper Funds, Inc.'s internet site at www.lipper.com, or send an electronic request to the following e-mail address: lipper.funds@lipper.com.

          The Lipper High Income Bond Fund invests primarily in high yield bonds, which entail greater risks than investment grade bonds, such as reduced liquidity and the possibility of default. Please read the prospectus carefully before investing.

          Lipper & Company. L.P., Distributor.
          The Lipper Funds, Inc. is not affiliated with Lipper Inc.